Financial Instruments and Risk Management (Details) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash	6,216	16,063	9,934	13,382
Other receivables	8,104	19,481
Consumer advances receivable	25,592	32,440
Long-term receivable	836	460
Obligations under capital leases and other obligations	4,626	4,788
Level 1 [Member] | Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash	11,458	19,139
Level 1 [Member] | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash	11,458	19,139
Level 2 [Member] | Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other receivables	8,104	19,481
Consumer advances receivable	25,592	32,440
Long-term receivable	836	460
Accounts payable and accrued liabilities	26,226	28,937
Obligations under capital leases and other obligations	4,626	4,788
Senior secured notes	127,182	126,033
Level 2 [Member] | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other receivables	8,104	19,481
Consumer advances receivable	25,592	32,440
Long-term receivable	836	460
Accounts payable and accrued liabilities	26,226	28,937
Obligations under capital leases and other obligations	4,626	4,788
Senior secured notes	121,370	131,906